Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant, and Equipment
Schedule of Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Schedule of Property, Plant, and Equipment

€ millions	Land and Buildings	Other Property,	Advance Payments	Total
		Plant, and	Construction
		Equipment	in Progress

12/31/2017	1,162	1,592	213	2,967
12/31/2018	1,344	1,985	224	3,553

Additions (other than those from business combinations)
2017	96	933	167	1,196
2018	199	1,026	77	1,302